Restricted Cash (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Restricted Cash (Textual)
Cash collateral guarantee for monthly credit line	105.00%
Credit line, monthly borrowing capacity	$ 100,000
Description of collateral fee	105% of the monthly credit line of $100,000
Description of collateral guarantee	Cash collateral guarantee of 105% of the monthly credit line of $100,000 in a certificate of deposit for twelve months as collateral.
Restricted cash	$ 105,000